Employee future benefits - Included in comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	$ (400)	$ 305
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	(383)	307
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gain (loss) on defined benefit plans	$ (17)	$ (2)